Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended
	Oct. 31, 2025	Oct. 31, 2025 [1]
C000238923 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes U.S. Strategic Dividend ETF at NAV
Average Annual Return, Percent	4.44%	7.14%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	21.72%

[1]	Commenced operations on November 15, 2022.